Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 1,239,197	$ 852,928
Cost of revenues	58,500	98,109
Gross profit	1,180,697	754,819
Operating expenses
Selling and marketing expenses	229,775	157,733
General and administrative expenses	20,632,549	452,098
Research and development expenses	26,087	20,083
Allowance for expected credit losses	7,883	32,537
Total operating expenses	20,896,294	662,451
Operating (expenses) income	(19,715,597)	92,368
Non-operating income (expense) items:
Other income	58,154
Other expense		133
Interest income	416	1,051
Interest expense	20
Total other income	58,550	918
(Loss) Income before income tax	(19,657,048)	93,286
Income tax expense	178,946	44,386
Net (loss) income	$ (19,835,994)	$ 48,900
Earnings per share
Ordinary shares – basic (in Dollars per share)	$ (0.74)	$ 0.002
Ordinary shares – diluted (in Dollars per share)	$ (0.74)	$ 0.002
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	26,887,202	25,000,000
Ordinary shares – diluted (in Shares)	26,887,202	25,000,000